Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade accounts receivables
Total trade accounts receivables	$ 4,867	$ 4,133
Total contract assets	467
Total contract liabilities	1,773	395
Deferred Revenue
Total deferred revenue	106	114
Revenue recognized in the period from amounts included in the deferred revenue at the beginning of the year	79	218
Semiconductors Segment
Trade accounts receivables
Total trade accounts receivables	3,282	3,645
Total contract liabilities	4	83
Deferred Revenue
Total deferred revenue	21	5
ASIC Segment
Trade accounts receivables
Total trade accounts receivables	986
Total contract assets	451
Total contract liabilities	1,596
Deferred Revenue
Total deferred revenue	4
Non-reportable segments
Trade accounts receivables
Total trade accounts receivables	599	488
Total contract assets	16
Total contract liabilities	173	312
Deferred Revenue
Total deferred revenue	$ 81	$ 109